Stock-Based Compensation Plans - Summary of Performance Share Awards Activity (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance	930,392
Granted	1,131,788
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Period Increase (Decrease)	713,202
Vested	(327,551)
Forfeited	(157,552)
Undistributed vested awards	(1,067,763)
Ending Balance	1,222,516	930,392
Nonvested, Weighted Average Exercise Price (in usd per share)	$ 44.96	$ 43.67
Granted, Weighted Average Grant Date Fair Value (in usd per share)	43.37	$ 46.61	$ 47.37
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Change in Performance, Weighted Average Grant Date Fair Value	45.59
Vested, Weighted Average Exercise Price (in usd per share)	38.66
Forfeited, Weighted Average Exercise Price (in usd per share)	44.45
Undistributed Vested Awards, Weighted Average Grant Date Fair Value (in usd per share)	$ 44.58
Fully Vested Stock Based Compensation Issued To Retirement Eligible Employees	1,934,238	1,414,661